SELLING AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2023
SELLING AND MARKETING EXPENSES
SELLING AND MARKETING EXPENSES

NOTE 21 - SELLING AND MARKETING EXPENSES:

	Year Ended December 31,
	2023	2022	2021

	U.S. dollars in thousands
Payroll and related expenses	9,656	19,235	24,227
Share-based payments	(51)	553	2,570
Professional services	3,056	6,596	17,441
Samples	54	836	1,008
Travel, Fleet, meals and related expenses	736	5,136	7,305
Office-related expenses	566	1,510	1,285
Other	739	1,576	1,787
	14,756	35,442	55,623